American Century Investments®
Quarterly Portfolio Holdings
Global Small Cap Fund
August 31, 2021

Global Small Cap - Schedule of Investments
AUGUST 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.2%
Australia — 0.9%
Champion Iron Ltd.(1)	71,147	304,266
Seven Group Holdings Ltd.(2)	17,818	275,160
		579,426
Belgium — 2.0%
D'ieteren Group	5,661	884,592
Melexis NV	3,487	412,237
		1,296,829
Brazil — 1.6%
Locaweb Servicos de Internet SA	87,700	416,383
Pet Center Comercio e Participacoes SA	60,583	309,781
Santos Brasil Participacoes SA(1)	209,400	317,494
		1,043,658
Canada — 7.9%
Boralex, Inc., A Shares(2)	3,112	95,384
BRP, Inc.	3,895	326,351
Capstone Mining Corp.(1)	148,328	652,495
Colliers International Group, Inc. (Toronto)	6,196	862,868
ECN Capital Corp.	33,969	275,974
Kinaxis, Inc.(1)	3,425	555,644
Savaria Corp.(2)	22,902	385,557
TFI International, Inc.	5,643	637,585
Tricon Residential, Inc.	63,192	803,392
Whitecap Resources, Inc.(2)	113,325	485,942
		5,081,192
China — 0.7%
21Vianet Group, Inc., ADR(1)	3,536	69,978
China Yongda Automobiles Services Holdings Ltd.	228,000	382,035
		452,013
Denmark — 0.8%
Pandora A/S	4,031	483,172
Finland — 0.7%
Metso Outotec Oyj	42,729	456,921
France — 3.3%
APERAM SA	10,145	622,407
Euronext NV	3,116	361,594
Nexans SA	6,215	622,979
SOITEC(1)	2,207	528,593
		2,135,573
Germany — 0.2%
flatexDEGIRO AG(1)	1,285	133,515
India — 0.5%
WNS Holdings Ltd., ADR(1)	3,974	329,604
Israel — 3.5%
Inmode Ltd.(1)	5,643	738,556
Kornit Digital Ltd.(1)	5,291	689,788
Nova Ltd.(1)	8,156	824,979
		2,253,323

Italy — 0.5%
Autogrill SpA(1)	42,993	322,382
Japan — 6.1%
Appier Group, Inc.(1)	21,100	339,561
Asics Corp.	19,400	411,178
en Japan, Inc.	8,400	283,743
Food & Life Cos. Ltd.	8,000	343,376
Nextage Co. Ltd.	35,000	695,776
Nippon Gas Co. Ltd.	28,300	401,702
Open House Co. Ltd.	10,400	505,179
Relo Group, Inc.	13,100	292,918
West Holdings Corp.	13,900	617,535
		3,890,968
Netherlands — 0.7%
Basic-Fit NV(1)(2)	6,851	319,939
Corbion NV	2,630	141,531
		461,470
Norway — 1.1%
Bakkafrost P/F	8,260	725,867
South Korea — 1.4%
Ecopro BM Co. Ltd.	1,381	380,351
SK Materials Co. Ltd.	1,558	542,170
		922,521
Sweden — 4.4%
BICO Group AB(1)(2)	6,940	461,428
Fortnox AB	5,751	331,458
Instalco AB	8,144	447,390
Lifco AB, B Shares	22,672	671,160
Nordic Entertainment Group AB, B Shares(1)	10,851	630,364
Trelleborg AB, B Shares	13,037	317,391
		2,859,191
Switzerland — 1.8%
Comet Holding AG	1,433	543,894
SIG Combibloc Group AG(1)	20,639	631,817
		1,175,711
Taiwan — 1.1%
Airtac International Group	10,000	304,394
ASPEED Technology, Inc.	5,000	421,813
		726,207
United Kingdom — 4.9%
Dr. Martens plc(1)	56,855	331,510
Electrocomponents plc	51,679	756,249
Howden Joinery Group plc	60,888	792,024
Pets at Home Group plc	74,122	510,418
S4 Capital plc(1)	65,007	727,849
		3,118,050
United States — 52.1%
American Eagle Outfitters, Inc.	16,095	491,219
Arko Corp.(1)	33,482	346,204
Axogen, Inc.(1)	18,592	317,179
Bloomin' Brands, Inc.(1)	12,508	335,089
BRP Group, Inc., Class A(1)	9,551	359,595
Brunswick Corp.	5,392	522,323
Builders FirstSource, Inc.(1)	7,149	380,970
Callaway Golf Co.(1)	16,136	452,776

Capri Holdings Ltd.(1)	11,655	658,624
Clean Harbors, Inc.(1)	7,408	760,209
Codexis, Inc.(1)	18,110	489,332
Crocs, Inc.(1)	5,989	855,349
Deckers Outdoor Corp.(1)	890	372,420
DigitalOcean Holdings, Inc.(1)	5,637	347,690
Diversey Holdings Ltd.(1)	24,864	434,374
Driven Brands Holdings, Inc.(1)	9,609	287,117
Eagle Materials, Inc.	4,032	632,379
Element Solutions, Inc.	12,660	287,762
elf Beauty, Inc.(1)	21,603	668,613
Encompass Health Corp.	2,939	230,565
Evoqua Water Technologies Corp.(1)	12,979	505,143
First Advantage Corp.(1)	27,229	617,826
Fox Factory Holding Corp.(1)	3,864	593,781
Glacier Bancorp, Inc.	10,923	581,759
Global Medical REIT, Inc.	52,759	813,544
Goosehead Insurance, Inc., Class A	2,627	385,591
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,306	622,173
Health Catalyst, Inc.(1)	4,377	239,028
I3 Verticals, Inc., Class A(1)	7,327	211,824
Jabil, Inc.	11,923	736,603
Kinsale Capital Group, Inc.	2,563	466,082
Korn Ferry	4,571	323,124
Lattice Semiconductor Corp.(1)	6,554	407,134
Leslie's, Inc.(1)	13,221	318,890
Lovesac Co. (The)(1)	3,355	189,759
MACOM Technology Solutions Holdings, Inc.(1)	5,956	361,589
Manhattan Associates, Inc.(1)	3,112	507,225
MAXIMUS, Inc.	3,565	310,476
MGP Ingredients, Inc.	4,603	300,576
Natera, Inc.(1)	4,130	489,116
National Instruments Corp.	6,099	255,060
NeoGenomics, Inc.(1)	6,584	320,114
Newmark Group, Inc., Class A	50,919	693,517
Onto Innovation, Inc.(1)	4,745	351,747
Open Lending Corp., Class A(1)	12,111	447,744
OptimizeRx Corp.(1)	7,337	485,563
Ortho Clinical Diagnostics Holdings plc(1)	28,492	582,376
Paycor HCM, Inc.(1)	13,624	503,407
Perficient, Inc.(1)	6,001	715,439
Power Integrations, Inc.	3,838	416,960
Progyny, Inc.(1)	2,455	137,161
QuinStreet, Inc.(1)	6,835	122,415
R1 RCM, Inc.(1)	30,030	592,192
RadNet, Inc.(1)	18,556	582,844
Revolve Group, Inc.(1)	5,507	316,432
RH(1)	763	534,611
Ryman Hospitality Properties, Inc.(1)	9,599	797,389
SailPoint Technologies Holdings, Inc.(1)	4,683	219,445
SeaSpine Holdings Corp.(1)	19,110	320,666
SeaWorld Entertainment, Inc.(1)	4,729	232,619
Semtech Corp.(1)	6,096	426,232
Sensata Technologies Holding plc(1)	6,532	386,564
SI-BONE, Inc.(1)	11,741	286,598

Silk Road Medical, Inc.(1)	3,417	202,560
Silvergate Capital Corp., Class A(1)	3,677	415,427
SP Plus Corp.(1)	11,989	388,324
Spirit AeroSystems Holdings, Inc., Class A	8,377	328,713
Sprinklr, Inc., Class A(1)	12,125	190,120
Sprout Social, Inc., Class A(1)	4,020	488,832
SPS Commerce, Inc.(1)	2,543	344,653
Summit Materials, Inc., Class A(1)	21,584	726,733
Travel + Leisure Co.	11,379	623,114
Triumph Bancorp, Inc.(1)	5,926	487,236
Veeco Instruments, Inc.(1)	12,738	290,299
Wintrust Financial Corp.	8,409	629,330
Wyndham Hotels & Resorts, Inc.	6,734	489,562
		33,543,030
TOTAL COMMON STOCKS (Cost $46,075,580)		61,990,623
EXCHANGE-TRADED FUNDS — 3.0%
Schwab International Small-Cap Equity ETF(2)	22,205	961,032
Schwab US Small-Cap ETF(2)	9,212	954,916
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,842,885)		1,915,948
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.25% - 2.75%, 1/31/24 - 8/31/25, valued at $231,675), in a joint trading account at 0.02%, dated 8/31/21, due 9/1/21 (Delivery value $227,049)		227,049
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.125%, 5/15/40, valued at $578,344), at 0.02%, dated 8/31/21, due 9/1/21 (Delivery value $567,000)		567,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	11,858	11,858
TOTAL TEMPORARY CASH INVESTMENTS (Cost $805,907)		805,907
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,585,011)	1,585,011	1,585,011
TOTAL INVESTMENT SECURITIES — 102.9% (Cost $50,309,383)		66,297,489
OTHER ASSETS AND LIABILITIES — (2.9)%		(1,856,212)
TOTAL NET ASSETS — 100.0%		$64,441,277

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	20.5%
Information Technology	18.0%
Industrials	17.7%
Health Care	10.1%
Financials	8.0%
Materials	7.7%
Real Estate	6.6%
Consumer Staples	2.6%
Communication Services	2.4%
Utilities	1.8%
Energy	0.8%
Exchange-Traded Funds	3.0%
Temporary Cash Investments	1.2%
Temporary Cash Investments - Securities Lending Collateral	2.5%
Other Assets and Liabilities	(2.9)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,922,815. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,061,138, which includes securities collateral of $1,476,127.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	—	579,426	—
Belgium	—	1,296,829	—
Brazil	—	1,043,658	—
Canada	—	5,081,192	—
China	69,978	382,035	—
Denmark	—	483,172	—
Finland	—	456,921	—
France	—	2,135,573	—
Germany	—	133,515	—
Italy	—	322,382	—
Japan	—	3,890,968	—
Netherlands	—	461,470	—
Norway	—	725,867	—
South Korea	—	922,521	—
Sweden	—	2,859,191	—
Switzerland	—	1,175,711	—
Taiwan	—	726,207	—
United Kingdom	—	3,118,050	—
Other Countries	36,125,957	—	—
Exchange-Traded Funds	1,915,948	—	—
Temporary Cash Investments	11,858	794,049	—
Temporary Cash Investments - Securities Lending Collateral	1,585,011	—	—
	39,708,752	26,588,737	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.